Notes to the Balance Sheet - Summary of Investments in Associates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2022
Disclosure of associates [line items]
Investments in associates	€ 5,352,451	€ 0		€ 9,497,000
Consolidated Net Profit / (Loss)	(151,058,190)	(514,460,016)	€ 97,890,576
Anti-dilution right (other receivable)	9,832,000	€ 0
Associates [member]
Disclosure of associates [line items]
Consolidated Net Profit / (Loss)	(4,305,000)
Anti-dilution right (other receivable)	€ 160,000